LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Leases
Operating lease cost	$ 61,005	$ 103,115	$ 194,653	$ 207,201
Weighted average remaining lease term					12 months
Operating lease cost	$ 61,005	$ 103,115	$ 194,653	$ 207,201	$ 275,785	$ 9,461
Rent					$ 275,785	$ 9,461